Document and Entity Information Document	Aug. 10, 2020	May 11, 2020	Feb. 19, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	MD
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	National Health Investors Inc
Entity Address, Address Line One	222 Robert Rose Drive
Entity Address, City or Town	Murfreesboro
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37129
City Area Code	615
Local Phone Number	890-9100
Entity File Number	001-10822
Entity Tax Identification Number	62-1470956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NHI
Security Exchange Name	NYSE
Entity Emerging Growth Company			false
Entity Central Index Key		0000877860
Amendment Flag		false